Equity Method Investments Equity Method Investments (Notes)	12 Months Ended
Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]
Equity method investments
We include investments which are accounted for using the equity method under equity method investments in our Consolidated Balance Sheets. As of December 31, 2017, these include a 24.9 percent equity interest in Carl Zeiss SMT Holding GmbH & Co. KG, a limited partnership that owns Carl Zeiss SMT GmbH, our single supplier of optical columns. We have determined that Carl Zeiss SMT Holding GmbH & Co. KG is a variable interest entity because the entity was established without substantive voting rights since there is disparity between our voting rights and our economics, as well as substantially all of Carl Zeiss SMT Holding GmbH & Co. KG’s activities involve or are conducted on our behalf. However, we are not the primary beneficiary of the variable interest entity because we lack the power, through voting rights or similar rights, to direct the activities that most significantly impact Carl Zeiss SMT Holding GmbH & Co. KG’s economic performance. We account for our equity investment in Carl Zeiss SMT Holding GmbH & Co. KG using the equity method of accounting because we do not control this partnership, however we can exert significant influence over its operating and financial policies.
On June 29, 2017, we completed the acquisition of the 24.9 percent interest for EUR 1 billion in cash plus EUR 2.1 million transaction costs. Our investment in Carl Zeiss SMT Holding GmbH & Co. KG was EUR 979.3 million more than our 24.9 percent share of the carrying value of their underlying net assets as of the acquisition date. In order to determine the basis differences, we were required to determine the fair value of Carl Zeiss SMT Holding GmbH & Co. KG’s identifiable assets and liabilities at acquisition date in the same manner as if it would be a business combination. The excess costs of the investment over our proportional fair value of the identifiable assets and liabilities was identified as equity method goodwill.
The basis differences as of the acquisition date were allocated as follows:

(in millions)	EUR

Equity method goodwill	362.7
Other intangible assets	560.7
In-process research and development	50.7
Inventories	73.7
Pensions	19.9
Deferred tax liabilities	(88.4)

Basis differences	979.3

We amortize the basis difference related to the other intangible assets over the estimated remaining useful lives of these assets that gave rise to this difference. The weighted-average life of the finite-lived intangible assets acquired is 19.4 years and will be amortized using a straight-line method. In-process R&D is initially capitalized at fair value as an intangible asset with an indefinite life. When the R&D project is complete, it is reclassified as an amortizable purchased intangible asset and is amortized over its estimated useful life. If the project is abandoned, we will record the full basis difference charge for the value of the related intangible asset in our Consolidated Statements of Operations in the period of abandonment. Equity method goodwill is not amortized or tested for impairment; instead the investment in Carl Zeiss SMT Holding GmbH & Co. KG is tested for impairment whenever events or changes in circumstances indicate that the carrying value of the investment may not be recoverable. The basis difference related to inventories will be recorded as part of profit (loss) related to equity method investments.
For the year ended December 31, 2017, we recorded a loss from equity method investments of EUR 16.7 million in our Consolidated Statements of Operations. This loss mainly includes the following components:

•	Profit of EUR 19.0 million related to our share of Carl Zeiss SMT Holding GmbH & Co. KG’s net income after accounting policy alignment.

•	Cost of EUR 27.3 million related to inventory step-up release.

•	Cost of EUR 6.7 million basis difference amortization related to intangible assets.

•	Intercompany profit elimination of EUR 1.7 million.
We record the results using a one-quarter time lag as these results are not available in time to record them in our concurrent period. Given the acquisition date and the one-quarter time lag, our results for the year ended include approximately 3 months of equity method loss. The loss was reflected as a decrease of the carrying amount of our equity method investments in our Consolidated Balance Sheets as of December 31, 2017.
We received dividends amounting to EUR 19.7 million from Carl Zeiss SMT Holding GmbH & Co. KG in the year ended December 31, 2017.
Carl Zeiss SMT Holding GmbH & Co. KG is a privately held company; therefore, quoted market prices for their stock are not available.
The following summarizes the total assets and liabilities related to our variable interest in Carl Zeiss SMT Holding GmbH & Co. KG as reflected in our Consolidated Balance Sheets, as well as our maximum exposure to losses as of December 31, 2017. Our maximum exposure to loss is limited to our equity method investment in Carl Zeiss SMT Holding GmbH & Co. KG and prepayments provided to the equity method investment.

As of December 31	2017	2017	Maximum exposure to loss
(in millions)	Assets	Liabilities

EUV Agreements [1]	368.7	—	368.7
DUV Agreements [1]	22.3	—	22.3
High-NA Agreement [1]	106.5	—	106.5
Investment agreement for 24.9 percent equity	982.2	—	982.2

1.
Amounts are included in advanced payments to Carl Zeiss SMT GmbH within other current assets and other non-current assets except for an amount of EUR 54.7 million which is included in property, plant and equipment as assets under construction. See Note 9 Other assets and Note 13 Property, plant and equipment.

EUV and DUV Agreements
Carl Zeiss SMT GmbH is our single supplier of optical columns and, from time to time, receives non-interest bearing advance payments from us that support their work in-process, thereby securing lens and optical module deliveries to us. Amounts owed under these advance payments are settled through future lens, DUV or EUV optical component deliveries. Our maximum exposure related to this agreement is limited to the assets not settled as of the balance sheet date. See also Note 9 Other assets.
High-NA Agreement
On November 3, 2016 we agreed with Carl Zeiss SMT GmbH to support their R&D costs, capital expenditures and other supply chain investments, in respect of High-NA, for an amount of EUR 760.0 million over 6 years, beginning in 2016. During 2017, we agreed to fund an additional EUR 325.0 million. In 2017 we paid an amount of EUR 147.5 million, of which EUR 55.8 million related to R&D costs and EUR 2.6 million related to supply chain support costs (2016: EUR 12.0 million, of which EUR 7.3 million related to R&D costs and no amount related to supply chain support costs). As of December 31, 2017 our estimated remaining commitment to Carl Zeiss SMT GmbH amounts to EUR 925.5 million (2016: EUR 748.0 million). Our maximum exposure related to this agreement is limited to the amount reimbursable from Carl Zeiss SMT GmbH as of the balance sheet date.

Equity Method Investments [Table Text Block]
as reflected in our Consolidated Balance Sheets, as well as our maximum exposure to losses as of December 31, 2017. Our maximum exposure to loss is limited to our equity method investment in Carl Zeiss SMT Holding GmbH & Co. KG and prepayments provided to the equity method investment.

As of December 31	2017	2017	Maximum exposure to loss
(in millions)	Assets	Liabilities

EUV Agreements [1]	368.7	—	368.7
DUV Agreements [1]	22.3	—	22.3
High-NA Agreement [1]	106.5	—	106.5
Investment agreement for 24.9 percent equity	982.2	—	982.2

1.
Amounts are included in advanced payments to Carl Zeiss SMT GmbH within other current assets and other non-current assets except for an amount of EUR 54.7 million which is included in property, plant and equipment as assets under construction. See Note 9 Other assets and Note 13 Property, plant and equipment.

Equity method investments
We include investments which are accounted for using the equity method under equity method investments in our Consolidated Balance Sheets. As of December 31, 2017, these include a 24.9 percent equity interest in Carl Zeiss SMT Holding GmbH & Co. KG, a limited partnership that owns Carl Zeiss SMT GmbH, our single supplier of optical columns. We have determined that Carl Zeiss SMT Holding GmbH & Co. KG is a variable interest entity because the entity was established without substantive voting rights since there is disparity between our voting rights and our economics, as well as substantially all of Carl Zeiss SMT Holding GmbH & Co. KG’s activities involve or are conducted on our behalf. However, we are not the primary beneficiary of the variable interest entity because we lack the power, through voting rights or similar rights, to direct the activities that most significantly impact Carl Zeiss SMT Holding GmbH & Co. KG’s economic performance. We account for our equity investment in Carl Zeiss SMT Holding GmbH & Co. KG using the equity method of accounting because we do not control this partnership, however we can exert significant influence over its operating and financial policies.
On June 29, 2017, we completed the acquisition of the 24.9 percent interest for EUR 1 billion in cash plus EUR 2.1 million transaction costs. Our investment in Carl Zeiss SMT Holding GmbH & Co. KG was EUR 979.3 million more than our 24.9 percent share of the carrying value of their underlying net assets as of the acquisition date. In order to determine the basis differences, we were required to determine the fair value of Carl Zeiss SMT Holding GmbH & Co. KG’s identifiable assets and liabilities at acquisition date in the same manner as if it would be a business combination. The excess costs of the investment over our proportional fair value of the identifiable assets and liabilities was identified as equity method goodwill.
The basis differences as of the acquisition date were allocated as follows:

(in millions)	EUR

Equity method goodwill	362.7
Other intangible assets	560.7
In-process research and development	50.7
Inventories	73.7
Pensions	19.9
Deferred tax liabilities	(88.4)

Basis differences	979.3

We amortize the basis difference related to the other intangible assets over the estimated remaining useful lives of these assets that gave rise to this difference. The weighted-average life of the finite-lived intangible assets acquired is 19.4 years and will be amortized using a straight-line method. In-process R&D is initially capitalized at fair value as an intangible asset with an indefinite life. When the R&D project is complete, it is reclassified as an amortizable purchased intangible asset and is amortized over its estimated useful life. If the project is abandoned, we will record the full basis difference charge for the value of the related intangible asset in our Consolidated Statements of Operations in the period of abandonment. Equity method goodwill is not amortized or tested for impairment; instead the investment in Carl Zeiss SMT Holding GmbH & Co. KG is tested for impairment whenever events or changes in circumstances indicate that the carrying value of the investment may not be recoverable. The basis difference related to inventories will be recorded as part of profit (loss) related to equity method investments.
For the year ended December 31, 2017, we recorded a loss from equity method investments of EUR 16.7 million in our Consolidated Statements of Operations. This loss mainly includes the following components:

•	Profit of EUR 19.0 million related to our share of Carl Zeiss SMT Holding GmbH & Co. KG’s net income after accounting policy alignment.

•	Cost of EUR 27.3 million related to inventory step-up release.

•	Cost of EUR 6.7 million basis difference amortization related to intangible assets.

•	Intercompany profit elimination of EUR 1.7 million.
We record the results using a one-quarter time lag as these results are not available in time to record them in our concurrent period. Given the acquisition date and the one-quarter time lag, our results for the year ended include approximately 3 months of equity method loss. The loss was reflected as a decrease of the carrying amount of our equity method investments in our Consolidated Balance Sheets as of December 31, 2017.
We received dividends amounting to EUR 19.7 million from Carl Zeiss SMT Holding GmbH & Co. KG in the year ended December 31, 2017.
Carl Zeiss SMT Holding GmbH & Co. KG is a privately held company; therefore, quoted market prices for their stock are not available.
The following summarizes the total assets and liabilities related to our variable interest in Carl Zeiss SMT Holding GmbH & Co. KG as reflected in our Consolidated Balance Sheets, as well as our maximum exposure to losses as of December 31, 2017. Our maximum exposure to loss is limited to our equity method investment in Carl Zeiss SMT Holding GmbH & Co. KG and prepayments provided to the equity method investment.

As of December 31	2017	2017	Maximum exposure to loss
(in millions)	Assets	Liabilities

EUV Agreements [1]	368.7	—	368.7
DUV Agreements [1]	22.3	—	22.3
High-NA Agreement [1]	106.5	—	106.5
Investment agreement for 24.9 percent equity	982.2	—	982.2

1.
Amounts are included in advanced payments to Carl Zeiss SMT GmbH within other current assets and other non-current assets except for an amount of EUR 54.7 million which is included in property, plant and equipment as assets under construction. See Note 9 Other assets and Note 13 Property, plant and equipment.

EUV and DUV Agreements
Carl Zeiss SMT GmbH is our single supplier of optical columns and, from time to time, receives non-interest bearing advance payments from us that support their work in-process, thereby securing lens and optical module deliveries to us. Amounts owed under these advance payments are settled through future lens, DUV or EUV optical component deliveries. Our maximum exposure related to this agreement is limited to the assets not settled as of the balance sheet date. See also Note 9 Other assets.
High-NA Agreement
On November 3, 2016 we agreed with Carl Zeiss SMT GmbH to support their R&D costs, capital expenditures and other supply chain investments, in respect of High-NA, for an amount of EUR 760.0 million over 6 years, beginning in 2016. During 2017, we agreed to fund an additional EUR 325.0 million. In 2017 we paid an amount of EUR 147.5 million, of which EUR 55.8 million related to R&D costs and EUR 2.6 million related to supply chain support costs (2016: EUR 12.0 million, of which EUR 7.3 million related to R&D costs and no amount related to supply chain support costs). As of December 31, 2017 our estimated remaining commitment to Carl Zeiss SMT GmbH amounts to EUR 925.5 million (2016: EUR 748.0 million). Our maximum exposure related to this agreement is limited to the amount reimbursable from Carl Zeiss SMT GmbH as of the balance sheet date.
The basis differences as of the acquisition date were allocated as follows:

(in millions)	EUR

Equity method goodwill	362.7
Other intangible assets	560.7
In-process research and development	50.7
Inventories	73.7
Pensions	19.9
Deferred tax liabilities	(88.4)

Basis differences	979.3